Assets Pledged As Collateral Or For Security (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets Pledged As Collateral Or For Security [Abstract]
Demand deposits reserved for loan payment	$ 1,011	$ 997
Pledged time deposits	$ 222	$ 1,525